NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Balance of notes payable, net of note discounts	$ 20,030,151	$ 19,188,724
Total notes payable	20,797,234	20,512,400
Unamortized debt discount	(767,083)	(1,323,676)
Long term debt, Current portion	(16,942,500)	(19,188,724)
Long term debt, Non-current portion	3,087,651	0
Note Purchase Agreement 1 [Member]
Short-Term Debt [Line Items]
Balance of notes payable, net of note discounts	0	270,979
Note Purchase Agreement 2 [Member]
Short-Term Debt [Line Items]
Balance of notes payable, net of note discounts	14,772,293	20,241,421
Note Purchase Agreement 3 [Member]
Short-Term Debt [Line Items]
Balance of notes payable, net of note discounts	$ 6,024,941	$ 0